BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, effective at the time of preparing the consolidated financial statements and applied by VEON.
The consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise disclosed.
BASIS OF CONSOLIDATION
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Please refer to Note 14 for a list of significant subsidiaries.
Intercompany transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.
When the Group ceases to consolidate a subsidiary due to loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any consideration received is recognized at fair value, and any investment retained is re-measured to its fair value, and this fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest. Any resultant gain or loss is recognized in the income statement.
FOREIGN CURRENCY TRANSLATION
The consolidated financial statements of the Group are presented in U.S. dollars. Each entity in the Group determines its own functional currency and amounts included in the financial statements of each entity are measured using that functional currency.
Upon consolidation, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date; whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of equity.
RESTATEMENT OF 2022 CONSOLIDATED FINANCIAL STATEMENTS
After the issuance of VEON Ltd.’s Dutch statutory financial statements for the year ended December 31, 2022 filed on June 25, 2023 and prior to the filing of VEON Ltd.’s Annual Report on Form 20-F for the same period, the Company discovered an error in the consolidated statement of comprehensive income with respect to the de-recognition of non-controlling interest for the sale of its Algerian operations (refer to Note 10 for further details) which was corrected in the financial statements for the year ended December 31, 2022 included in the 2022 Annual Report on Form 20-F as well as in these financial statements. Under Dutch law, the Company determined the error does not result in financial statements that are seriously defective in providing a view that enables a sound judgement to be formed on assets, liabilities, equity and results of the Company and, insofar as the nature of financial statements permit, of its solvency and liquidity. In accordance with IFRS and Dutch law, the Company has corrected and disclosed the error retrospectively in its statutory accounts in its half-yearly financial statements and in the full year 2023 Dutch annual report. As a result, the Company did not correct the previously issued consolidated financial statements, VEON Ltd.’s Dutch statutory financial statements for the year ended December 31, 2022, through an additional filing of the 2022 Dutch Annual Report in the Netherlands. The non-controlling interest was incorrectly de-recognized in other comprehensive income (OCI), a component within equity, while it should have been de-recognized directly in equity without an impact in OCI. With respect to the consolidated statement of changes in equity, the amount was previously presented in the Dutch statutory financial statements as a line item within OCI and is now presented as a separate line item on the statement with no impact to OCI in the 2022 Annual Report. Refer to the impact on the consolidated statement of comprehensive income below. Thus, the error correction resulted in an adjustment in the consolidated statement of changes in equity which has no impact on total consolidated equity as well as an adjustment in the consolidated statement of comprehensive income.

Further, the error had no impact on the result on the sale of Algeria (refer to Note 10) as presented on the consolidated income statement and no impact on the consolidated income statement as a whole. Additionally, the error had no impact on the consolidated statement of financial position, consolidated statement of cash flows, basic or diluted earnings per share, adjusted EBITDA, nor on VEON’s financial covenants for its lenders.
Statement of Comprehensive Income

For the year ended December 31, 2022	Impact of correction of the error
(In millions of U.S. dollars)	VEON Ltd. Dutch Statutory Financial Statements as previously reported	Adjustment	VEON Ltd. Form 20-F Consolidated Financial Statements as restated

Profit / (loss) for the period	(9)	—	(9)

Items that may be reclassified to profit or loss
Foreign currency translation	(480)	—	(480)
Reclassification of accumulated foreign currency translation reserve to profit or loss upon disposal of foreign operation	(266)	824	558

Items that will not to be reclassified to profit or loss
Other	27	—	27
Other comprehensive income / (loss) for the period, net of tax	(719)	824	105

Total comprehensive income / (loss) for the period, net of tax	(728)	824	96

Attributable to:
The owners of the parent	(14)	—	(14)
Non-controlling interests	(714)	824	110
	(728)	824	96
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations	234	—	234
Discontinued operations	(962)	824	(138)
	(728)	824	96

GOING CONCERN
As of October 17, 2024, hostilities continue in Ukraine. Currently, we have 24 million subscribers in Ukraine, where they are supported by 4,000 employees. VEON’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel to other geographies and add new locations, as appropriate. As of October 17, 2024, most of our Ukraine subsidiary’s employees remain in the country. As of October 17, 2024, millions of people have fled Ukraine and the country has sustained significant damage to infrastructure and assets.
As the war persists, we could lose a greater percentage of our customer base in Ukraine. If Ukrainian refugees choose to relocate permanently outside of Ukraine and switch to local providers, this could have a significant impact on their use and spending on our services. Due to the efforts of our Ukrainian team as well as collaboration with other telecommunications operators in the region, network capacity has remained stable with minimal disruptions since the beginning of the war. On December 12, 2023, VEON announced that the network of its Ukrainian subsidiary Kyivstar had been the target of a widespread external cyber-attack, causing a technical failure. This resulted in a temporary disruption of Kyivstar's network and services, interrupting the provision of voice and data connectivity on mobile and fixed networks, international roaming, and SMS services, amongst others, for Kyivstar customers in Ukraine and abroad. The Company’s technical teams, working relentlessly and in collaboration with the Ukrainian law enforcement agencies, the Security Service of Ukraine and government agencies, restored services in multiple stages starting with voice and data connectivity. On December 19, 2023, VEON announced that Kyivstar had restored services in all categories of its communication services, with mobile voice and internet, fixed connectivity, SMS and MyKyivstar self-care application active and available across Ukraine. Refer to Note 1 for further details. We have incurred and will continue to incur additional expenditures to maintain and repair our mobile and fixed-line telecommunications infrastructure in Ukraine as a result of any damage inflicted on our infrastructure due to the ongoing war, as well as for security, increased energy costs, and related operational and capital expenditures. In addition, our ability to provide services in Ukraine may be impaired if we are unable to maintain key personnel within Ukraine and/or our infrastructure within Ukraine is significantly damaged or destroyed.
In response to the events in Ukraine, the United States, European Union (and individual EU member states) and, the United Kingdom, as well as other countries have imposed wide-ranging economic sanctions and trade restrictions which have targeted individuals and entities as well as large aspects of the Russian economy, including freezing the assets of Russia’s central bank, other Russian financial institutions, and individuals, removing selected Russian banks from the Swift banking system, and curbing certain products exported to Russia.
Effective October 9, 2023, VimpelCom was deconsolidated from the VEON Group and, as such, the VEON Group no longer has operations in Russia. The risks related to sanctions, trade restrictions, and export bans targeting the Russian Federation and VimpelCom itself as well as risks related to counter-sanctions imposed by Russia, including the potential risk of imposing administration over Russian assets, have been sufficiently mitigated. As a result of the VimpelCom disposal, cybersecurity risk has been significantly reduced.
Ukraine has also implemented and may implement further sanctions or measures on individuals or entities with close ties to Russia, which may negatively impact Kyivstar if VEON is considered by local Ukrainian authorities as being a company controlled by sanctioned persons. For example, in October 2022, Ukraine imposed sanctions for a ten-year period against Mikhail Fridman, Petr Aven and Andriy Kosogov, who are some of the beneficial owners of LetterOne, which, in turn, is one of VEON's shareholders. These Ukrainian sanctions apply exclusively to the sanctioned individuals and do not have a direct impact on the Company, however, the Company cannot rule out their impact on banks' and other parties readiness to engage in transactions involving the Company. Furthermore, these sanctions may make it difficult for the Company to obtain local financing in Ukrainian hryvnia, which could make it more difficult for us to naturally hedge any debt required for our Ukrainian operations moving forward to the currency in which we generate revenue. On October 6, 2023, the Security Services of Ukraine (SSU) announced that the Ukrainian courts froze all “corporate rights” of Mikhail Fridman in 20 Ukrainian companies in which he holds a beneficial interest, while criminal proceedings against Mikhail Fridman and which are unrelated to VEON or any of our subsidiaries are in progress. This announcement was incorrectly characterized by some Ukrainian media as a “seizure” or “freezing” of “Kyivstar’s assets”. On October 9, 2023, Ukrainian media further reported, with a headline which incorrectly identified Kyivstar, that the Ministry of Justice of Ukraine was separately finalizing a lawsuit in the Ukraine High Anti-Corruption Court to confiscate any Ukrainian assets of Mikhail Fridman. We have received notification from our local custodian that the following percentages of the corporate rights in our Ukrainian subsidiaries have been frozen: (i) 47.85% of Kyivstar, (ii) 100% of Ukraine Tower Company, (iii) 100% of Kyivstar.Tech, and (iv) 69.99% of Helsi Ukraine. The freezing of these corporate rights prevents any transactions involving our shares in such subsidiaries from proceeding. On October 30, 2023 VEON announced that two appeals were filed with the relevant Kyiv courts, challenging the freezing of the corporate rights in Kyivstar and Ukraine Tower Company, noting that corporate rights in Kyivstar and Ukraine Tower Company belong exclusively to VEON, and that their full or partial freezing or seizure directly violates the rights of VEON and its international debt and equity investors, and requesting the lifting of the freezing of its corporate rights in Kyivstar and Ukraine Tower Company. In December 2023, the court rejected the Company’s appeals. On June 4, 2024, the CEO of VEON, in his capacity as a shareholder of VEON, filed a motion with Shevchenkivskiy District Court of Kyiv requesting cancellation of the freezing of corporate rights in Ukraine Tower Company. On June 26, 2024, the motion was supplemented to request cancellation of the freezing of corporate rights in the VEON group's other Ukrainian subsidiaries: Kyivstar, Kyivstar.Tech and Helsi Ukraine. VEON is continuing significant government affairs efforts to protect our assets in Ukraine.
Restrictions applicable in Ukraine to all foreign-owned companies have already led to restrictions on the upstreaming of dividends from Ukraine to VEON. Additionally, to the extent that VEON and/or Kyivstar are deemed to be controlled by persons sanctioned in Ukraine, potential prohibitions on (i) the transfer of technology and intellectual rights to Kyivstar from VEON, renting of state property and land, and (iii) prohibitions on participation in public procurement impacting B2G revenue would apply.
The ongoing war in Ukraine, and the sanctions imposed by the various jurisdictions, counter sanctions and other legal and regulatory measures, as well as responses by our service providers, partners, suppliers and other counterparties, including certain professional service providers we rely on, and the consequences of all the foregoing, have negatively impacted and, if the war, sanctions and such responses continue or escalate, will continue to negatively impact aspects of our operations and results in Ukraine, and may affect aspects of our operations and results in the other countries in which we operate.
The war has directly and indirectly resulted in the following events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•The current events in the regions where we operate in Ukraine and where we derive a significant amount of our business may pose security risks to our people, our facilities, our operations, and infrastructure, such as utilities and network services, and the disruption of any or all of them could significantly affect our business, financial conditions and results of operations in Ukraine, and cause volatility in the value of our securities. The war has also had a marked impact on the economy of Ukraine. However, since the beginning of the war, a significant majority of Ukraine’s network infrastructure has been operating effectively and disruptions in service have been limited to specific areas where the war is most intense. As mentioned above, in December 2023, Kyivstar was the target of a widespread external cyber-attack, causing a technical failure. This resulted in a temporary disruption of Kyivstar's network and services, interrupting the provision of voice and data connectivity on mobile and fixed networks, international roaming, and SMS services, amongst others, for Kyivstar customers in Ukraine and abroad, which were subsequently restored. It cannot be ruled out that the war and related damage could escalate within Ukraine.
•We may need to record future impairment charges in Ukraine or CGUs, which could be material, if the war continues or escalates and/or due to macroeconomic conditions.
•As of October 17, 2024, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by any of the United States, European Union (and individual EU member states) and the United Kingdom. However, the interpretation and enforcement of these new sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions. For example, to protect U.S. foreign policy and national security interests, the U.S. government has broad discretion to at times impose a broad range of extraterritorial “secondary” sanctions under which non-U.S. persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the U.S. financial system at all. These secondary sanctions could be imposed on the Company or any of the Company’s subsidiaries if they were to engage in activity that the U.S. government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties.
•Based on the current state of affairs, the Company currently has sufficient liquidity to satisfy our current obligations at least over the next twelve months from the issuance of the financial statements without the need of additional financing assuming no early repayments of our long-term debt. In addition, cash on hand was US$963 as of September 30, 2024 after the full repayment of the RCF (refer to details in Note 1). As a result of the full repayment and cancellation of the RCF, the Company no longer has any financial covenants. However, these continue to be uncertain times and it is not possible to predict with certainty how certain developments will impact our liquidity position, non-financial provisions in our debt agreements, and our equity levels on a regular and continuous basis both at the group and operating company levels. We may also be impacted by conditions or local legal requirements in international markets that could make it more difficult to service our existing debt obligations or refinance existing debt. If the assumptions behind our liquidity forecast are not correct, we may not have sufficient liquidity to continue to operate as outlined above. If we are unable to raise additional capital in the markets in which we seek to raise it, or at all, or if the cost of raising additional capital significantly increases, which has been the case since the onset of the ongoing war due to monetary policy in response to global inflationary pressures and a number of other factors, we may be unable to make necessary or desired capital expenditures, take advantage of investment opportunities, refinance existing indebtedness or meet unexpected financial requirements, and our growth strategy and liquidity may be negatively affected. This could cause us to be unable to repay indebtedness as it comes due, to delay or abandon anticipated expenditures and investments or otherwise limit operations. For example, the ongoing war in Ukraine has caused us to reconsider our capital outlay to ensure we have sufficient liquidity for maintenance capital expenditures and other key operational spend while at the same time servicing our indebtedness. As a result, capital expenditures that are more discretionary in nature may be put on hold until the impact of the ongoing war in Ukraine, and particularly its effects on our liquidity and financial profile, becomes more certain.
•In response to the geopolitical and economic situation in Ukraine, there is a risk of the country imposing external administration over foreign companies or assets or nationalizing them. For example, as part of the measures that the Ukrainian government has adopted in response to the ongoing war with Russia, several Nationalization Laws Amendments have been passed by the Ukrainian Parliament and, as of June 26, 2024, are awaiting signature by the President of Ukraine. Among other things, the Nationalization Laws Amendments extend the definition of “residents” whose property in Ukraine (whether owned directly or indirectly) can be seized under the Nationalization Laws to include property owned by the Russian state, Russian citizens, other nationals with close relationships to Russia, residing or having a main place of business in Russia, or legal entities operating in Ukraine whose founder or ultimate beneficial owner is the Russian state or are controlled or managed by any of the individuals identified above. Pursuant to the Nationalization Laws, in May 2023, President Zelensky signed an initial package of restrictive measures relating to 41 entities, including against Zaporizhstal, one of Ukraine’s largest metallurgical companies, due to Russian ownership in the company’s structure. In April 2023, the Ukrainian Parliament voted for similar measures to allow for the nationalization of Sense Bank, one of Ukraine’s largest commercial banks.
•Furthermore, in November 2022, the Ukrainian government invoked martial law, which allows the Ukrainian government to take control of stakes in strategic companies in Ukraine in order to meet the needs of the defense sector. The Security Council Secretary indicated that at the end of the application of martial law, the assets can be returned or their owners can be appropriately compensated.
•As noted above, on October 6, 2023, the Security Service of Ukraine (SSU) announced that the Ukrainian courts froze all “corporate rights” of Mikhail Fridman in 20 Ukrainian companies in which he holds a beneficial interest, while criminal proceedings against Mikhail Fridman and, which are unrelated to Kyivstar or VEON, are in progress. This announcement was incorrectly characterized by some Ukrainian media as a “seizure” or “freezing” of “Kyivstar’s assets”. On October 9, 2023, Ukrainian media further reported, with a headline which incorrectly identified Kyivstar, that the Ministry of Justice of Ukraine is separately finalizing a lawsuit in the Ukraine High Anti-Corruption Court to confiscate any Ukrainian assets of Mikhail Fridman. We have received notification from our local custodian that the following percentages of the corporate rights in our Ukrainian subsidiaries have been frozen: (i) 47.85% of Kyivstar, (ii) 100% of Ukraine Tower Company, (iii) 100% of Kyivstar.Tech, and (iv) 69.99% of Helsi Ukraine. The freezing of these corporate rights prevents any transactions involving our shares in such subsidiaries from proceeding.
•If further measures are adopted and applied in relation to our Ukrainian subsidiary, this could lead to the involuntary deconsolidation of our Ukrainian operations, and could trigger certain financial covenants or non-financial provisions in our debt agreements, requiring accelerated repayment, potentially triggering a cross-default across other debt agreements and the revolving credit facility and negatively impact our liquidity.
Management’s actions to address these events and conditions are as follows:
•As mentioned above, on October 9, 2023, the sale of our Russian operations was completed and VimpelCom was deconsolidated from the VEON Group. The sale of VimpelCom has sufficiently mitigated risks related to sanctions, trade restrictions, and export bans imposed against Russia as well as risks related to counter-sanctions imposed by Russia including Decree 302 and Decree 430. The sale of VimpelCom has also significantly reduced the VEON Group’s exposure to cybersecurity attacks.
•We have implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine.
•The Company has performed sensitivity analyses on the volatility of the Pakistani Rupee as well as other currencies in our operating markets with respect to the impact on our financial results and does not expect currency fluctuations to have a significant impact. In the normal course of business, the Company manages its foreign currency risk by selectively hedging committed exposures and hedges part of its exposure to fluctuations on the translation into U.S. dollars of its foreign operations by holding the borrowings in foreign currencies or by foreign exchange swaps and forwards.
•Management is actively monitoring any new developments in applicable sanctions to ensure that we continue to be in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance. Management has actively engaged with sanctions authorities where appropriate. Management is engaging with authorities in Ukraine to address any concerns they have about the ownership and management of Kyivstar and to provide all necessary assurances to confirm that Russian nationals, including any beneficial owners of LetterOne, do not participate in the management of Kyivstar nor are they able to derive any benefits from VEON’s assets in Ukraine.
•On October 30, 2023, we announced that two appeals were filed with the relevant Kyiv courts, challenging the freezing of the corporate rights in Kyivstar and our subsidiary Ukraine Tower. Noting that corporate rights in Kyivstar and Ukraine Tower Company belong exclusively to VEON, and that their full or partial freezing or seizure directly violates the rights of VEON and its international debt and equity investors, VEON requested the lifting of the freezing of its corporate rights in Kyivstar and Ukraine Tower Company. In its filings, the Company also reiterated that any action aimed at the rights, benefits or funds of sanctioned individuals - the alleged reason for freezing of corporate rights as per the SSU statement - cannot legitimately be directed toward VEON or its subsidiaries. Sanctioned individuals do not own any shares in VEON or its subsidiaries; they cannot exercise any rights regarding VEON or any of its subsidiaries; are not a part of any VEON group company governance mechanisms, including boards; do not have the ability to control or influence decisions made by VEON or any of its subsidiaries; and do not derive any economic benefits from VEON or any of its operating companies. In December 2023, the Court of Appeals rejected VEON’s appeals. On June 4, 2024, the CEO of VEON, in his capacity as a shareholder of VEON, filed a motion with Shevchenkivskiy District Court of Kyiv requesting cancellation of the freeze of corporate rights in the VEON group's subsidiary Ukraine Tower Company. On June 26, 2024, the motion was supplemented to request cancellation of the freezing of corporate rights in the VEON group's other Ukrainian subsidiaries: Kyivstar, Kyivstar.Tech and Helsi Ukraine. VEON is continuing significant government affairs efforts to protest our assets in Ukraine. Based on the above development, VEON assessed whether the court order and subsequent motions result in an event that VEON has lost control over its Ukrainian subsidiary (“Kyivstar”) and concluded that, under the requirements of relevant reporting standards (IFRS 10, Consolidated financial Statements), VEON continues to control Kyivstar and as such, will continue to consolidate Kyivstar in these financial statements.
•Management actively monitors the Company’s liquidity position, our non-financial provisions in our debt agreements, and our equity levels on a regular and continuous basis both at the group and operating company levels and should they reach a level considered at-risk, management will take actions to ensure our liquidity position is sufficient and our non-financial provisions in our debt agreements are met.
•On March 28, 2024, VEON announced that it repaid in full the outstanding balance of US$805 (principal, excluding accrued interest) and canceled its RCF, after paying the matured portion of US$250 in February 2024.
•As of March 14, 2024 and May 29, 2024, the Company appointed PwC Netherlands and UHY, respectively, for the audits of the Group’s consolidated financial statements for the year ended December 31, 2023 for the ISA Audit and PCAOB Audit, respectively. As a result of the delay in appointing an external auditor, the Company is delayed in producing its audited consolidated financial statements for the year ended December 31, 2023, filing its annual report on Form 20-F with the SEC and filing its annual report with the Dutch Authority for the Financial Markets (“AFM”) in connection with its Euronext listing. As a result of these expected delayed filings, the Company is not in compliance with its listing requirements after the applicable deadlines passed. The Company submitted a plan to regain compliance under the Listing Rules and on July 9, 2024, the Company announced that NASDAQ granted the Company an exception, enabling it to regain compliance with the Listing Rules by filing its 2023 annual report on Form 20-F on or before November 11, 2024. The Company confirms that it continues to work diligently, together with UHY and PwC Netherlands, in order to complete and file its 2023 Form 20-F and AFM Annual Report in the fourth quarter of 2024, respectively. Further, as a result of the consent solicitation, consent was obtained to extend the deadline for the provision of audited financial statements for the years ended 2023 and 2024 for both the Company and its subsidiary, VEON Holdings B.V., to the holders of the outstanding notes of VEON Holdings B.V. As such, the Company. Refer to Note 23 for further developments and details.
The accompanying consolidated financial statements have been prepared on a going concern basis. In accordance with International Accounting Standards (“IAS”) 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may cast significant doubt about the Company’s ability to continue as a going concern for at least 12 months after the date these interim consolidated financial statements were authorized for issuance. Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing war and potential future imposed sanctions as well as potential new counter-sanctions, and given the possible future imposition of external administration over our Ukrainian operations in particular, management concluded that a material uncertainty remains related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business.

As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Accounting Oversight Board (“PCAOB”) standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.